Service Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Service Inventories

6. SERVICE INVENTORIES

The following table summarizes the service inventories for the periods as set forth below (in thousands):

	Successor (NESR) December 31, 2018	Predecessor (NPS) December 31, 2017

Spare parts	$29,928	$14,862
Chemicals	14,803	17,963
Raw materials	200	204
Consumables	14,375	237
Total	59,306	33,266
Less: allowance for obsolete and slow moving inventories	(1,155)	(953)
Total	$58,151	$32,313